Loss per share (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of loss per share

	Year Ended December 31,
	2020	2019	2018
Net loss for the year (in thousands)	$(26,754)	$(32,423)	$(30,225)

Number of ordinary shares issued at December 31	832,146,748	717,988,732	544,314,537
Weighted average basic number of ordinary shares	767,069,645	598,392,108	542,795,969
Weighted average diluted number of shares	773,393,062	600,152,099	543,117,924

Basic and diluted loss per share in the year	$(0.03)	$(0.05)	$(0.06)